Summary of Changes in Level Three Financial Instruments (Detail) (6.25% Convertible Debenture, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
6.25% Convertible Debenture
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, beginning balance	$ 954	$ 2,080
Non-cash gain on conversion feature	(714)	(1,142)
FX impact on conversion feature	(4)	16
Level 3 Liabilities, ending balance	$ 236	$ 954